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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter ended June 30, 2011
                                               ---------------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RMR Advisors, Inc.
                 --------------------------------
   Address:      Two Newton Place
                 --------------------------------
                 255 Washington Street, Suite 300
                 --------------------------------
                 Newton, MA 02458
                 --------------------------------

Form 13F File Number: 28-10878
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Adam D. Portnoy
         -------------------------------
Title:   President
         -------------------------------
Phone:   617-332-9530
         -------------------------------

Signature, Place, and Date of Signing:

        /s/Adam D. Portnoy               Newton, MA      August 4, 2011
   ------------------------------     ----------------   --------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         110
                                        --------------------

Form 13F Information Table Value Total:       $66,490
                                        --------------------
                                            (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                           VALUE        AMOUNT AND TYPE      INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x $1,000)       OF SECURITY        DISCRETION MANAGERS  VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SHRS OR
                                                                    PRN AMT  SH/PRN PUT/CALL                      SOLE   SHARED NONE
                                                                    ------- ------- --------                     ------- ------ ----
AGREE REALTY CORP                    Com       008492100         27   1,199    SH              SOLE                1,199    -
ALEXANDRIA REAL ESTATE EQUIT         Com       015271109      1,161  15,000    SH              SOLE               15,000    -
ASHFORD HOSPITALITY TRUST          COM SHS     044103109        125  10,000    SH              SOLE               10,000    -
AMERICAN CAMPUS COMMUNITIES          Com       024835100        426  12,000    SH              SOLE               12,000    -
AMERICAN ASSETS TRUST INC            Com       024013104        112   5,000    SH              SOLE                5,000    -
APARTMENT INVT + MGMT CO  A         CL A       03748R101        734  28,745    SH              SOLE               28,745    -
ASSOCIATED ESTATES REALTY CP         Com       045604105      1,882 115,800    SH              SOLE              115,800    -
AVALONBAY COMMUNITIES INC            Com       053484101      2,000  15,575    SH              SOLE               15,575    -
BEAZER HOMES USA INC                 Com       07556Q105        119  35,000    SH              SOLE               35,000    -
BIOMED REALTY TRUST INC              Com       09063H107        404  21,000    SH              SOLE               21,000    -
BLACKROCK CREDIT ALL INC TR          Com       092508100        242  19,336    SH              SOLE               19,336    -
BOSTON PROPERTIES INC                Com       101121101        265   2,500    SH              SOLE                2,500    -
BRANDYWINE REALTY TRUST        SH BEN INT NEW  105368203      1,682 145,100    SH              SOLE              145,100    -
BRE PROPERTIES INC                  CL A       05564E106        798  16,000    SH              SOLE               16,000    -
BROOKFIELD OFFICE PROPERTIES         Com       112900105        424  22,000    SH              SOLE               22,000    -
CAPLEASE INC                         Com       140288101         62  12,700    SH              SOLE               12,700    -
CB RICHARD ELLIS GROUP INC A         CLA       12497T101        299  11,900    SH              SOLE               11,900    -
CBL + ASSOCIATES PROPERTIES          Com       124830100        544  30,000    SH              SOLE               30,000    -
CEDAR SHOPPING CENTERS INC         Com New     150602209        353  68,508    SH              SOLE               68,508    -
CHATHAM LODGING TRUST                Com       16208T102        275  17,049    SH              SOLE               17,049    -
CHESAPEAKE LODGING TRUST         SH BEN INT    165240102         17   1,000    SH              SOLE                1,000    -
COGDELL SPENCER INC                  Com       19238U107        190  31,655    SH              SOLE               31,655    -
COHEN + STEERS INFRASTRUCTURE        Com       19248A109        319  17,911    SH              SOLE               17,911    -
COHEN + STEERS QUALITY RLTY          Com       19247L106        589  60,297    SH              SOLE               60,297    -
COLONIAL PROPERTIES TRUST       COM SH BEN INT 195872106        710  34,800    SH              SOLE               34,800    -
CORPORATE OFFICE PROPERTIES      SH BEN INT    22002T108        796  25,600    SH              SOLE               25,600    -
COUSINS PROPERTIES INC               Com       222795106        295  34,572    SH              SOLE               34,572    -
DOUGLAS EMMETT INC                   Com       25960P109        199  10,000    SH              SOLE               10,000    -
DCT INDUSTRIAL TRUST INC             Com       233153105        516  98,600    SH              SOLE               98,600    -
DEVELOPERS DIVERSIFIED RLTY          Com       251591103        282  20,000    SH              SOLE               20,000    -
DIAMONDROCK HOSPITALITY CO           Com       252784301        436  40,603    SH              SOLE               40,603    -
DIGITAL REALTY TRUST INC             Com       253868103        247   4,000    SH              SOLE                4,000    -
DR HORTON INC                        Com       23331A109        541  47,000    SH              SOLE               47,000    -
DUKE REALTY CORP                   Com New     264411505        646  46,100    SH              SOLE               46,100    -
DUPONT FABROS TECHNOLOGY             Com       26613Q106        320  12,700    SH              SOLE               12,700    -
EASTGROUP PROPERTIES INC             Com       277276101        361   8,500    SH              SOLE                8,500    -
EATON VANCE ENHANCED EQUITY IN       Com       278277108        284  24,100    SH              SOLE               24,100    -
EDUCATION REALTY TRUST INC           COM       28140H104         58   6,737    SH              SOLE                6,737    -
ENTERTAINMENT PROPERTIES TR     COM SH BEN INT 29380T105      1,471  31,500    SH              SOLE               31,500    -
EQUITY ONE INC                       Com       294752100        373  20,000    SH              SOLE               20,000    -
EQUITY RESIDENTIAL               SH BEN INT    29476L107      2,940  49,000    SH              SOLE               49,000    -
ESSEX PROPERTY TRUST INC             Com       297178105        812   6,000    SH              SOLE                6,000    -
EXCEL TRUST INC                      Com       30068C109        221  20,000    SH              SOLE               20,000    -
FELCOR LODGING TRUST INC             Com       31430F101         53  10,000    SH              SOLE               10,000    -
FELCOR LODGING TRUST INC        PFD CV A $1.95 31430F200      1,906  73,000    SH              SOLE               73,000    -
FIRST POTOMAC REALTY TRUST           Com       33610F109         77   5,000    SH              SOLE                5,000    -
FRANKLIN STREET PROPERTIES C         Com       35471R106        323  25,000    SH              SOLE               25,000    -
GETTY REALTY CORP                    Com       374297109        555  22,000    SH              SOLE               22,000    -
GLADSTONE COMMERCIAL CORP            Com       376536108        198  11,430    SH              SOLE               11,430    -
GLIMCHER REALTY TRUST            SH BEN INT    379302102        903  95,000    SH              SOLE               95,000    -
HCP INC                              Com       40414L109      2,553  69,580    SH              SOLE               69,580    -
HEALTH CARE REIT INC                 Com       42217K106        325   6,200    SH              SOLE                6,200    -
HEALTHCARE REALTY TRUST INC          Com       421946104        268  13,000    SH              SOLE               13,000    -
HERSHA HOSPITALITY TRUST        SH BEN INT A   427825104      1,284 230,583    SH              SOLE              230,583    -
HIGHWOODS PROPERTIES INC             Com       431284108      1,256  37,900    SH              SOLE               37,900    -
HOME PROPERTIES INC                  Com       437306103        304   5,000    SH              SOLE                5,000    -
HOST HOTELS + RESORTS INC            Com       44107P104        297  17,500    SH              SOLE               17,500    -
HUDSON PACIFIC PROPERTIES IN         Com       444097109         39   2,500    SH              SOLE                2,500    -
HYATT HOTELS CORP   CL A          Com CL A     448579102        204   5,000    SH              SOLE                5,000    -
INLAND REAL ESTATE CORP            Com New     457461200        177  20,000    SH              SOLE               20,000    -
KILROY REALTY CORP                   Com       49427F108        103   2,600    SH              SOLE                2,600    -
KIMCO REALTY CORP                    Com       49446R109        559  30,000    SH              SOLE               30,000    -
KITE REALTY GROUP TRUST              Com       49803T102        349  70,000    SH              SOLE               70,000    -
LAS VEGAS SANDS CORP                 Com       517834107        169   4,000    SH              SOLE                4,000    -
LASALLE HOTEL PROPERTIES       Com SH BEN INT  517942108        421  16,000    SH              SOLE               16,000    -
LEXINGTON REALTY TRUST               Com       529043101      1,037 113,558    SH              SOLE              113,558    -
LIBERTY PROPERTY TRUST            SH BEN INT   531172104      1,179  36,200    SH              SOLE               36,200    -
LTC PROPERTIES INC                   Com       502175102        487  17,500    SH              SOLE               17,500    -
MACERICH CO/THE                      Com       554382101        908  16,966    SH              SOLE               16,966    -
MACK CALI REALTY CORP                Com       554489104      1,253  38,030    SH              SOLE               38,030    -
MEDICAL PROPERTIES TRUST INC         Com       58463J304      2,133 185,520    SH              SOLE              185,520    -
MFA FINANCIAL INC                    Com       55272X102        311  38,650    SH              SOLE               38,650    -
MID AMERICA APARTMENT COMM           Com       59522J103      1,356  20,100    SH              SOLE               20,100    -
MPG OFFICE TRUST INC                 Com       553274101         69  24,000    SH              SOLE               24,000    -
NATIONAL RETAIL PROPERTIES           Com       637417106      2,375  96,900    SH              SOLE               96,900    -
NATIONWIDE HEALTH PPTYS INC          Com       638620104      1,863  45,000    SH              SOLE               45,000    -
NUVEEN REAL ESTATE INCOME FUND       Com       67071B108         42   3,700    SH              SOLE                3,700    -
OMEGA HEALTHCARE INVESTORS           Com       681936100         46   2,200    SH              SOLE                2,200    -
PARKWAY PROPERTIES INC               Com       70159Q104        213  12,500    SH              SOLE               12,500    -
PIEDMONT OFFICE REALTY TRU IN      Com CLA     720190206        122   6,000    SH              SOLE                6,000    -
PENN REAL ESTATE INVEST TST      SH BEN INT    709102107        864  55,000    SH              SOLE               55,000    -
PEBBLEBROOK HOTEL TRUST          SH BEN INT    70509V100        204  10,100    SH              SOLE               10,100    -
PROLOGIS INC                    REAL EST NEW   74340W103      1,078  30,088    SH              SOLE               30,088    -
PROSHARES ULTRASHORT REAL ESTA       Com       74347X583        422  29,570    SH              SOLE               29,570    -
PUBLIC STORAGE                       Com       74460D109        353   3,100    SH              SOLE                3,100    -
RADIOSHACK CORP                      Com       750438103         93   7,000    SH              SOLE                7,000    -
RAMCO GERSHENSON PROPERTIES TR Com Sh Ben Int  751452202        768  62,000    SH              SOLE               62,000    -
REALTY INCOME CORP                   Com       756109104        144   4,300    SH              SOLE                4,300    -
REGENCY CENTERS CORP                 Com       758849103        602  13,700    SH              SOLE               13,700    -
RLJ LODGING TRUST                    Com       74965L101        217  12,500    SH              SOLE               12,500    -
SIMON PROPERTY GROUP INC             Com       828806109      2,578  22,179    SH              SOLE               22,179    -
SL GREEN REALTY CORP                 Com       78440X101      1,235  14,900    SH              SOLE               14,900    -
SOVRAN SELF STORAGE INC              Com       84610H108        205   5,000    SH              SOLE                5,000    -
ST JOE CO/THE                        Com       790148100        104   5,000    SH              SOLE                5,000    -
STARWOOD HOTELS + RESORTS            Com       85590A401        112   2,000    SH              SOLE                2,000    -
STANDARD PACIFIC CORP                Com       85375C101        159  47,500    SH              SOLE               47,500    -
STRATEGIC HOTELS + RESORTS I         Com       86272T106        212  30,000    SH              SOLE               30,000    -
SUMMIT HOTEL PROPERTIES INC          Com       866082100         11   1,000    SH              SOLE                1,000    -
SUN COMMUNITIES INC                  Com       866674104        966  25,900    SH              SOLE               25,900    -
SUNSTONE HOTEL INVESTORS INC         Com       867892101        139  15,000    SH              SOLE               15,000    -
SUNSTONE HOTEL INVESTORS       CV 8% CUM PFD-D 867892507        359  15,000    SH              SOLE               15,000    -
SUPERTEL HOSPITALITY INC MD          Com       868526104         78  84,642    SH              SOLE               84,642    -
TANGER FACTORY OUTLET CENTER I       Com       875465106        289  10,800    SH              SOLE               10,800    -
URSTADT BIDDLE  PPTYS INS           CL A       917286205        177   9,800    SH              SOLE                9,800    -
U STORE IT TRUST                     Com       91274F104        158  15,000    SH              SOLE               15,000    -

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
UDR INC                              Com       902653104        319  13,000    SH              SOLE               13,000    -
VENTAS INC                           Com       92276F100        264   5,000    SH              SOLE                5,000    -
VORNADO REALTY TRUST              SH BEN INT   929042109      2,640  28,335    SH              SOLE               28,335    -
WASHINGTON REIT                   SH BEN INT   939653101        585  18,000    SH              SOLE               18,000    -
WEINGARTEN REALTY INVESTORS       SH BEN INT   948741103        881  35,000    SH              SOLE               35,000    -